Financial risk management - Concentration by industry sector of financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 613,604,148	₩ 587,134,608
Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	439,519,266	413,369,169
Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	20,137,657	14,166,508
Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	183,539,365	186,358,002
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	15,481,390	15,251,465
Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	192,985,692	172,527,573
Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	27,375,162	25,065,621
Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,415,295	1,717,606
Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	135,214	34,262
Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,280,081	1,683,344
Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	51,604,186	58,310,838
Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	62,093,908	63,806,919
Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	57,971,493	49,930,076
Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	18,226,546	16,745,707
Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	205,255,277	193,853,866
Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	223,481,823	210,599,573
Finance and insurance
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	121,597,888	114,234,341
Finance and insurance | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	51,536,440	42,099,438
Finance and insurance | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	19,486,003	13,447,829
Finance and insurance | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	15,422,776	15,216,403
Finance and insurance | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	16,579,826	13,384,083
Finance and insurance | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	47,835	51,123
Finance and insurance | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,313,762	1,020,998
Finance and insurance | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	26,115	34,262
Finance and insurance | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,287,647	986,736
Finance and insurance | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	29,194,048	33,769,892
Finance and insurance | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	25,383,957	27,034,695
Finance and insurance | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	14,169,681	10,309,318
Finance and insurance | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,444,168	2,308,627
Finance and insurance | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	17,871,585	15,445,541
Finance and insurance | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	20,315,753	17,754,168
Manufacturing
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	63,643,479	60,658,745
Manufacturing | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	58,137,880	53,387,545
Manufacturing | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	57,861,407	53,134,572
Manufacturing | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	276,473	252,973
Manufacturing | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	615,693	492,598
Manufacturing | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	615,693	492,598
Manufacturing | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,962,916	3,248,846
Manufacturing | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,917,059	3,529,756
Manufacturing | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	9,931
Manufacturing | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	8,998,689	8,124,340
Manufacturing | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	28,414,045	25,389,003
Manufacturing | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	37,412,734	33,513,343
Retail and wholesale
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	24,965,955	23,104,240
Retail and wholesale | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,250,959	21,396,464
Retail and wholesale | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	22,984,739	21,167,564
Retail and wholesale | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	266,220	228,900
Retail and wholesale | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	94,393	15,107
Retail and wholesale | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	94,393	15,107
Retail and wholesale | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,018,407	1,169,038
Retail and wholesale | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	602,196	523,631
Retail and wholesale | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,403,653	3,469,001
Retail and wholesale | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	10,535,492	8,908,201
Retail and wholesale | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	13,939,145	12,377,202
Real estate and service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	48,274,232	43,858,329
Real estate and service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	45,139,058	41,155,529
Real estate and service | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,296	1,797
Real estate and service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	45,088,702	41,106,836
Real estate and service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	49,060	46,896
Real estate and service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	223,862	78,753
Real estate and service | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	69,533
Real estate and service | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	154,329	78,753
Real estate and service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,039,955	773,687
Real estate and service | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	780,751	775,967
Real estate and service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,090,606	1,074,393
Real estate and service | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	115,912	350,591
Real estate and service | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,918,854	3,676,457
Real estate and service | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	4,034,766	4,027,048
Construction service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	7,108,860	6,489,483
Construction service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	4,551,679	3,772,906
Construction service | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	29,979
Construction service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	4,470,587	3,727,338
Construction service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	51,113	45,568
Construction service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	68,460	22,537
Construction service | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	68,460	22,537
Construction service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	247,657	299,972
Construction service | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	883,115	1,144,998
Construction service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,357,949	1,249,070
Construction service | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	224,439	207,691
Construction service | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,242,493	2,213,871
Construction service | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,466,932	2,421,562
Lodging and Restaurant
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,778,907	6,759,785
Lodging and Restaurant | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,650,809	6,573,879
Lodging and Restaurant | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,619,476	6,544,166
Lodging and Restaurant | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	31,333	29,713
Lodging and Restaurant | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	2,637
Lodging and Restaurant | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	2,637
Lodging and Restaurant | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	89,394	152,341
Lodging and Restaurant | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	38,704	30,928
Lodging and Restaurant | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	112,755	151,653
Lodging and Restaurant | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	462,976	499,633
Lodging and Restaurant | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	575,731	651,286
Other industry
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	132,126,477	123,160,536
Other industry | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	41,144,091	36,114,259
Other industry | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	621,675	718,679
Other industry | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	57,318	33,265
Other industry | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	39,380,955	33,463,014
Other industry | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,084,143	1,899,301
Other industry | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	99,125	84,976
Other industry | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	39,566
Other industry | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	59,559	84,976
Other industry | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	18,051,809	18,897,062
Other industry | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	31,488,126	30,766,944
Other industry | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	41,343,326	37,297,295
Other industry | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,576,924	2,132,267
Other industry | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	15,669,405	20,404,848
Other industry | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	18,246,329	22,537,115
Retail customers
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	209,108,350	208,869,149
Retail customers | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	209,108,350	208,869,149
Retail customers | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	183,539,365	186,358,002
Retail customers | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	25,568,985	22,511,147
Retail customers | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	350,006	1,537
Retail customers | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	126,140,427	117,316,312
Retail customers | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 126,490,433	₩ 117,317,849